UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13 F COVER PAGE

Report for the Calendar Year of Quarter Ended: June 30, 2009
                                               --------------

Check here if amendment |_|: Amendment Number: ___
This Amendment (Check one only.):   |_| is a restatement
                                    |_| adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Thomas D. O'Malley, Jr.
         --------------------------------------------
Address: c/o PilotRock Investment Partners GP, LLC
         --------------------------------------------
         1700 East Putnam Avenue
         --------------------------------------------
         Old Greenwich, CT 06870
         --------------------------------------------

Form 13F File Number: 28-10619

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:      Thomas D. O'Malley, Jr.
           -------------------------
Title:     Managing Member of PilotRock Investment Partners GP, LLC
           --------------------------------------------------------
Phone:     (203) 698-8812
           -------------------------

Signature, Place and Date of Signing:

/s/ Thomas D. O'Malley, Jr.         Old Greenwich, CT         August 14, 2009
---------------------------         -----------------         ---------------
(Signature)                         (City, State)             (Date)

Report Type (Check one only.):

|_| 13F Holdings Report. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F Combination Report. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number       Name
28-10617                   PilotRock Investment Partners GP, LLC
--------                   -------------------------------------


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0
                                            --------------------
Form 13F Information Table Entry Total:              3
                                            --------------------
Form 13F Information Table Value Total:            143
                                            --------------------
                                                (thousands)

List of Other Included Managers:
Provide a numbered list of names and Form 13F file numbers of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.               Form 13F File Number               Name
---               --------------------               ----


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

                                                                                       Investment Discretion        Voting Authority
                                                                                       ---------------------        ----------------
                                                      Value                SH/  PUT/         Shared  Shared   Other
Issuer                  Class             CUSIP      (000's)     Shares    PRN  CALL   Sole  defined  other  Managers  Sole   Shared
------                  -----             -----       ------     -------   ---  ---    ----  ------- ------  --------  ----   ------
AK STL HLDG CORP         COM              001547108   33       1,700      SH            X                       1     1,700
BANK OF AMERICA
 CORPORATION             COM              060505104   66        5000      SH            X                       1     5000
YAMANA GOLD INC          COM              98462Y100   44        5000      SH            X                       1     5000
------------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                143
